Dear Shareholders:

We are pleased to present you with this report for the Sage Life Investment Trust (the "Trust") for the period ending December 31, 1999.

It presents information about the three funds available through the Trust:

     .  S&P 500 Equity Index Fund
     .  EAFE Equity Index Fund
     .  Money Market Fund

These funds are available only to investors in Sage Life's Asset I and Asset II variable products.

The report provides a market review, an overview of the funds and their year-end holdings and our outlook for each fund. A complete financial summary of the Trust is also included.

Thank you for your investment in Sage variable products.


Sincerely,

SAGE LIFE INVESTMENT TRUST


/s/ Robin I. Marsden
--------------------------------
Robin I. Marsden
President

                          Sage Life Investment Trust
               Illustration of an Assumed Investment of $10,000

The graph below compares the increase in value of a $10,000 investment in the Sage S&P 500 Equity Index Fund with the performance of the Standard & Poor's 500 Composite Stock Price Index. The aggregate since inception total return for the Sage S&P 500 Equity Index Fund and the Standard & Poor's 500 Composite Stock Price Index were 18.72% and 18.57%, respectively. The graph assumes that distributions were reinvested.


                        Sage S&P 500 Equity Index Fund
                           Total Return Performance

             S&P 500 Equity Index               Standard & Poor's 500
                     Fund                    Composite Stock Price Index

Feb-19-99           10,000.00                              10,000.00
Feb-99               9,960.00                               9,993.06
Mar-99              10,350.00                              10,380.73
Apr-99              10,750.00                              10,774.62
May-99              10,490.00                              10,505.57
Jun-99              11,070.00                              11,077.48
Jul-99              10,700.00                              10,722.49
Aug-99              10,630.00                              10,655.43
Sep-99              10,340.00                              10,351.20
Oct-99              10,990.00                              10,998.56
Nov-99              11,220.00                              11,208.21
Dec-99              11,872.00                              11,856.54


The graph below compares the increase in value of a $10,000 investment in the Sage EAFE Equity Index Fund with the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index). The aggregate since inception total return for the Sage EAFE Equity Index Fund and the MSCI EAFE Index were 23.30% and 22.69%, respectively. The graph assumes that distributions were reinvested.


                          Sage EAFE Equity Index Fund
                           Total Return Performance

               EAFE Equity Index            MSCI EAFE Index
                     Fund
Mar-22-99             10,000.00                    10,000.00
Mar-99                 9,880.00                     9,895.57
Apr-99                10,240.00                    10,284.91
May-99                 9,710.00                     9,743.67
Jun-99                10,100.00                    10,112.03
Jul-99                10,400.00                    10,400.70
Aug-99                10,450.00                    10,426.70
Sep-99                10,510.00                    10,519.84
Oct-99                10,910.00                    10,901.99
Nov-99                11,320.00                    11,269.23
Dec-99                12,329.70                    12,269.45

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                             Investment Highlights
                                     1999


The S&P 500 Index continued to amaze in 1999, as it closed the year at an all-time high of 1469.25. The index returned 21.05% for the year, marking the fifth consecutive year that the index posted a greater than 20% return. This is quite an impressive feat when one considers that prior to this the index had never achieved more than two consecutive years of returns at this level.

After experiencing a disappointing third quarter, which witnessed the S&P 500 down 6.24%, the index finished the year strong with a fourth quarter return of 14.88%. Large-cap growth stocks dominated the fourth quarter as the S&P/BARRA Growth Index outperformed the S&P/BARRA Value index by 10.77% (19.74% vs. 8.97%). Growth dominated primarily due to the strength of the technology sector. Of the top fifteen performers, all but four were technology stocks.

If there is a theme that will be remembered about 1999 it will be the dominance of large-cap technology stocks. The S&P technology sector was up 75% in 1999, even after experiencing a 72% rise the year before, and now represents nearly 30% of the market capitalization of the index. Technology accounted for roughly 70% of the performance of the S&P 500 Index. In fact, without the technology sector the S&P 500 would have only posted a return of 7.5%.

The year will also be remembered as being one of the narrowest markets in recent history as only seven stocks contributed 50% of the total return of the index. In order of contribution those stocks were Microsoft, Cisco, General Electric, Wal-Mart, Oracle, Nortel and Qualcomm. Within the S&P 500, the large-cap stocks continued to dominate performance as is evidenced by the fact that the S&P 500 Equal Weighted Index returned only 11.88%.

The S&P 500 Index finished the year with a total of 42 index changes; just six shy of the total experienced last year. The fourth quarter turned out to be the busiest of the year as the index experienced sixteen changes including the addition of Yahoo! Inc.

The Sage S&P 500 Equity Index Fund intends to replicate the broad diversification and returns of the S&P 500 Index.

     ---------------------------------------------------------------
                                                 Total Return
                                               02/19/99 - 12/31/99
                                               -------------------
     Sage S&P 500 Equity Index Fund
     (Inception February 19, 1999)                     18.72%

     S&P 500 Index                                     18.57%
     ---------------------------------------------------------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
COMMON STOCK - 99.25%
Advertising- 0.36%
     200  Interpublic Group of Companies, Inc.                                            $     11,538
     100  Omnicom Group, Inc.                                                                   10,000
                                                                                          ------------
                                                                                                21,538
                                                                                          ------------

Aerospace - 0.86%
     500  Boeing Co.                                                                            20,781
      50  General Dynamics Corp.                                                                 2,638
     200  Lockheed Martin Corp.                                                                  4,375
      50  Northrop Grumman Corp.                                                                 2,703
      28  Teledyne Technologies, Inc.**                                                            264
     100  Textron, Inc.                                                                          7,669
     200  United Technologies Corp.                                                             13,000
                                                                                           -----------
                                                                                                51,430
                                                                                           -----------


Airlines - 0.33%
     100  AMR Corp. **                                                                           6,700
     100  Delta Air Lines, Inc.                                                                  4,981
     300  Southwest Airlines Co.                                                                 4,856
     100  US Airways Group, Inc. **                                                              3,206
                                                                                           -----------
                                                                                                19,743
                                                                                           -----------

Apparel, Textiles and Shoes - 0.22%
     200  NIKE, Inc., Class B                                                                    9,913
     100  V.F. Corp.                                                                             3,000
                                                                                           -----------
                                                                                                12,913
                                                                                           -----------

Automobiles - 0.90%
     600  Ford Motor Co.                                                                        32,063
     300  General Motors Corp.                                                                  21,806
                                                                                           -----------
                                                                                                53,869
                                                                                           -----------

Automobile Parts and Equipment - 0.34%
     100  AutoZone, Inc. **                                                                      3,231
     100  Dana Corp.                                                                             2,994
     209  Delphi Automotive Systems Corp.                                                        3,292
     100  Genuine Parts Co.                                                                      2,481
      50  Johnson Controls, Inc.                                                                 2,844
     100  TRW, Inc.                                                                              5,194
                                                                                           -----------
                                                                                                20,036
                                                                                           -----------

Banks - 6.81%
     800  Bank of America Corp.                                                                 40,150
     400  Bank of New York Co., Inc.                                                            16,000
     600  Bank One Corp.                                                                        19,238
     100  BB&T Corp.                                                                             2,738
     400  Chase Manhattan Corp.                                                                 31,075
   1,650  Citigroup, Inc.                                                                       91,678
     100  Comerica, Inc.                                                                         4,669
     100  Fifth Third Bancorp.                                                                   7,338
     509  Firstar Corp.                                                                         10,753
     500  First Union Corp.                                                                     16,406
     536  FleetBoston Financial Corp.                                                           18,660

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
Banks - (Continued)
     150  Golden West Financial Corp.                                                     $      5,025
     110  Huntington Bancshares, Inc.                                                            2,626
     200  KeyCorp.                                                                               4,425
     400  MBNA Corp.                                                                            10,900
     200  Mellon Financial Corp.                                                                 6,813
     400  National City Corp.                                                                    9,475
     100  Northern Trust Corp.                                                                   5,300
     200  PNC Bank Corp.                                                                         8,900
     100  Regions Financial Corp.                                                                2,513
     100  Republic New York Corp.                                                                7,200
     100  State Street Corp.                                                                     7,306
     100  Summit Bancorp                                                                         3,063
     200  SunTrust Banks, Inc.                                                                  13,763
     100  Union Planters Corp.                                                                   3,944
     400  U.S. Bancorp                                                                           9,525
     100  Wachovia Corp.                                                                         6,800
     300  Washington Mutual, Inc.                                                                7,800
     800  Wells Fargo Co.                                                                       32,350
                                                                                          ------------
                                                                                               406,433
                                                                                          ------------

Broadcasting - 0.15%
     100  Clear Channel Communications, Inc. **                                                  8,925
                                                                                          ------------

Building Materials - 1.29%
   1,050  Home Depot, Inc.                                                                      71,991
     200  Masco Corp.                                                                            5,075
                                                                                          ------------
                                                                                                77,066
                                                                                          ------------

Business Equipment and Supplies - 1.99%
      50  Avery Dennison Corp.                                                                   3,644
     900  International Business Machines Corp.                                                 97,200
     100  Pitney Bowes, Inc.                                                                     4,831
     200  Staples, Inc. **                                                                       4,150
     400  Xerox Corp.                                                                            9,075
                                                                                          ------------
                                                                                               118,900
                                                                                          ------------

Business Services - 0.32%
     400  Cendant Corp. **                                                                      10,625
     200  FDX Corp.**                                                                            8,188
                                                                                          ------------
                                                                                                18,813
                                                                                          ------------

Chemicals and Plastics - 1.92%
     100  Air Products & Chemicals, Inc.                                                         3,356
     100  Dow Chemical Co.                                                                      13,363
     556  duPont (E.I.) de Nemours & Co.                                                        36,627
     100  Eastman Chemical Co.                                                                   4,769
     100  Ecolab, Inc.                                                                           3,913
     200  Minnesota Mining & Manufacturing Co.                                                  19,575
     300  Monsanto Co.                                                                          10,688
     100  Praxair, Inc.                                                                          5,031

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
Chemicals and Plastics - (Continued)
     100  Rockwell International Corp.                                                    $       4,788
     136  Rohm & Haas Co.                                                                         5,534
     100  Union Carbide Corp.                                                                     6,675
                                                                                          -------------
                                                                                                114,319
                                                                                          -------------

Coal - 0.05%
     100  CSX Corp.                                                                               3,138
                                                                                          -------------

Communication Equipment - 1.89%
     500  GTE Corp.                                                                              35,281
     300  Motorola, Inc.                                                                         44,175
     200  Sprint Corp. (PCS Group)                                                               20,500
     200  Tellabs, Inc. **                                                                       12,838
                                                                                          -------------
                                                                                                112,794
                                                                                          -------------

Computer Hardware, Software and Services - 16.26%
     100  Apple Computer, Inc. **                                                                10,281
     300  Automatic Data Processing, Inc.                                                        16,163
     100  BMC Software, Inc. **                                                                   7,994
     100  Ceridian Corp. **                                                                       2,156
   1,600  Cisco Systems, Inc.**                                                                 171,400
     800  Compaq Computer Corp.                                                                  21,650
     300  Computer Associates International, Inc.                                                20,981
     100  Computer Sciences Corp. **                                                              9,463
     200  Compuware Corp. **                                                                      7,450
   1,200  Dell Computer Corp.**                                                                  61,200
     200  Electronic Data Systems Corp.                                                          13,388
     200  Gateway, Inc. **                                                                       14,413
     393  Honeywell, Inc.                                                                        22,671
   1,600  Intel Corp.                                                                           131,700
   2,400  Microsoft Corp. **                                                                    280,200
     200  Novell, Inc. **                                                                         7,988
     750  Oracle Corp.**                                                                         84,047
     200  Parametric Technology Corp. **                                                          5,413
     100  Peoplesoft, Inc. **                                                                     2,131
     100  Seagate Technology, Inc. **                                                             4,656
     100  Solectron Corp. **                                                                      9,513
     800  Sun Microsystems, Inc. **                                                              61,950
     100  Unisys Corp. **                                                                         3,194
                                                                                          -------------
                                                                                                970,002
                                                                                          -------------

Computer - Semiconductors - 1.34%
     200  Applied Materials, Inc. **                                                             25,338
     500  EMC Corp.**                                                                            54,625
                                                                                          -------------
                                                                                                 79,963
                                                                                          -------------

Consumer Non-Durables - 4.73%
     100  Corning, Inc.                                                                          12,894
   1,600  General Electric Co.                                                                  247,600
     100  Grainger (W.W.), Inc.                                                                   4,781
     200  Lowe's Companies, Inc.                                                                 11,950
     178  Newell Rubbermaid, Inc.                                                                 5,162
      10  Water Pik Technologies, Inc.**                                                             96
                                                                                          -------------
                                                                                                282,483
                                                                                          -------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
Consumer Products - 2.36%
     100  Clorox Co.                                                                       $     5,038
     200  Colgate-Palmolive Co.                                                                 13,000
     500  Gillette Co.                                                                          20,594
     100  International Flavors & Fragrances, Inc.                                               3,775
     600  Proctor & Gamble Co.                                                                  65,738
     400  Warner-Lambert Co.                                                                    32,770
                                                                                           -----------
                                                                                               140,915
                                                                                           -----------

Consumer Services - 0.20%
     100  Block (H & R), Inc.                                                                    4,375
     150  Paychex, Inc.                                                                          6,000
     200  Service Corp. International                                                            1,388
                                                                                           -----------
                                                                                                11,763
                                                                                           -----------

Containers - 0.14%
     100  Crown Cork & Seal Co., Inc.                                                            2,238
     100  Owens-Illinois, Inc. **                                                                2,506
     100  Pactiv Corp.**                                                                         1,063
      50  Sealed Air Corp. **                                                                    2,591
                                                                                           -----------
                                                                                                 8,398
                                                                                           -----------

Cosmetics-Toiletry - 0.05%
     100  Avon Products, Inc.                                                                    3,300
                                                                                           -----------

Diversified - 1.36%
     400  CBS Corp.**                                                                           25,575
     100  Fortune Brands, Inc.                                                                   3,306
      50  Loews Corp.                                                                            3,034
     200  Raytheon Co., Class B                                                                  5,313
     750  Tyco International Ltd.                                                               29,156
     267  Unilever N.V.                                                                         14,535
                                                                                           -----------
                                                                                                80,919
                                                                                           -----------

Electrical Equipment - 1.71%
     100  Cooper Industries, Inc.                                                                4,044
     100  FirstEnergy Corp.                                                                      2,269
     500  Hewlett-Packard Co.                                                                   56,969
     400  Texas Instruments, Inc.                                                               38,750
                                                                                           -----------
                                                                                               102,032
                                                                                           -----------

Electronics - 0.75%
      50  Eaton Corp.                                                                            3,631
     200  Emerson Electric Co.                                                                  11,475
     100  General Instrument Corp. **                                                            8,500
      50  KLA-Tencor Corp. **                                                                    5,569
     100  National Semiconductor Corp.**                                                         4,281
     100  Tandy Corp.                                                                            4,919
     100  Teradyne, Inc.**                                                                       6,600
                                                                                           -----------
                                                                                                44,975
                                                                                           -----------

Energy and Resources - 0.05%
     100  Burlington Resources, Inc.                                                             3,306
                                                                                           ===========

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                              Market
      Shares                                                                                   Value
      ------                                                                                   -----
Entertainment - 1.31%
   1,000  Disney (Walt) Co.**                                                             $      29,250
     150  Hasbro, Inc.                                                                            2,859
     200  Mattel, Inc.                                                                            2,625
     600  Time Warner, Inc.                                                                      43,463
                                                                                          -------------
                                                                                                 78,197
                                                                                          -------------

Financial Services - 4.17%
     200  American Express Co.                                                                   33,250
     100  American General Corp.                                                                  7,588
     300  Associates First Capital Corp.                                                          8,231
     105  Bear Stearns Companies, Inc.                                                            4,489
     150  Capital One Financial Corp.                                                             7,228
     100  Countrywide Credit Industries, Inc.                                                     2,525
     100  Dow Jones & Co., Inc.                                                                   6,800
     100  Equifax, Inc.                                                                           2,356
     500  Fannie Mae                                                                             31,219
     300  Freddie Mac                                                                            14,119
     200  First Data Corp.                                                                        9,863
     100  Franklin Resources, Inc.                                                                3,206
     200  Household International, Inc.                                                           7,450
     100  Lehman Brothers Holdings, Inc.                                                          8,469
     200  Merrill Lynch & Co., Inc.                                                              16,700
     100  Morgan (J.P.) & Co., Inc.                                                              12,663
     300  Morgan Stanley Dean Witter & Co.                                                       42,825
      50  Providian Financial Corp.                                                               4,553
     500  Schwab (Charles) Corp.                                                                 19,188
     100  SLM Holding Corp.                                                                       4,225
     100  Synovus Financial Corp.                                                                 1,988
                                                                                          -------------
                                                                                                248,935
                                                                                          -------------

Food and Beverages - 3.70%
     163  Albertson's, Inc.                                                                       5,257
     200  Anheuser-Busch Companies, Inc.                                                         14,175
     100  Bestfoods                                                                               5,256
     200  Campbell Soup Co.                                                                       7,738
   1,200  Coca-Cola Co.                                                                          69,900
     200  Coca-Cola Enterprises, Inc.                                                             4,025
     200  ConAgra, Inc.                                                                           4,513
     200  Heinz (H.J.) Co.                                                                        7,963
     100  Hershey Foods Corp.                                                                     4,750
     200  Kellogg Co.                                                                             6,163
     200  Nabisco Group Holdings Corp.                                                            2,125
     700  PepsiCo, Inc.                                                                          24,675
   1,200  Philip Morris Companies, Inc.                                                          27,825
     100  Quaker Oats Co.                                                                         6,563
     200  Ralston-Ralston Purina Group                                                            5,575
     400  Sara Lee Corp.                                                                          8,825
     200  Seagram Co., Ltd.                                                                       8,988
     100  UST, Inc.                                                                               2,519
      50  Wrigley (Wm.) Jr. Co.                                                                   4,147
                                                                                          -------------
                                                                                                220,982
                                                                                          -------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
Food Distribution - 0.79%
     315  Archer-Daniels-Midland Co.                                                       $      3,839
     100  Costco Wholesale Corp.**                                                                9,125
     200  General Mills, Inc.                                                                     7,150
     400  Kroger Co.**                                                                            7,550
     200  Safeway, Inc. **                                                                        7,113
     100  SUPERVALU, Inc.                                                                         2,000
     200  SYSCO Corp.                                                                             7,913
     100  Winn-Dixie Stores, Inc.                                                                 2,394
                                                                                           ------------
                                                                                                 47,084
                                                                                           ------------

Glass Products - 0.11%
     100  PPG Industries, Inc.                                                                    6,256
                                                                                           ------------

Health Care Facilities - 0.24%
     300  Columbia/HCA Healthcare Corp.                                                           8,794
     100  Humana, Inc. **                                                                           819
     200  Tenet Healthcare Corp. **                                                               4,700
                                                                                           ------------
                                                                                                 14,313
                                                                                           ------------

Health Care Products - 3.17%
     700  Abbott Laboratories                                                                    25,419
     100  Allergan, Inc.                                                                          4,975
     600  American Home Products Corp.                                                           23,663
     100  Becton, Dickinson & Co.                                                                 2,675
   1,100  Merck & Co., Inc.                                                                      73,769
   1,800  Pfizer, Inc.                                                                           58,388
                                                                                           ------------
                                                                                                188,889
                                                                                           ------------

Home Appliances - 0.24%
     100  Black & Decker Corp.                                                                    5,225
     100  Illinois Tool Works, Inc.                                                               6,756
      50  Maytag Corp.                                                                            2,400
                                                                                           ------------
                                                                                                 14,381
                                                                                           ------------

Hotels and Restaurants - 0.65%
     100  Darden Restaurants, Inc.                                                                1,813
     200  Hilton Hotels Corp.                                                                     1,925
     100  Marriott International, Inc., Class A                                                   3,156
     600  McDonald's Corp.                                                                       24,188
     100  Mirage Resorts, Inc. **                                                                 1,531
     100  Tricon Global Restaurants, Inc. **                                                      3,863
     100  Wendy's International, Inc.                                                             2,059
                                                                                           ------------
                                                                                                 38,535
                                                                                           ------------

Internet Software - 1.99%
   1,000  America Online, Inc. **                                                                75,438
     100  Yahoo! Inc.**                                                                          43,269
                                                                                           ------------
                                                                                                118,707
                                                                                           ------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                            Market
      Shares                                                                                 Value
      ------                                                                                 -----
Insurance - 2.96%
     100  Aetna, Inc.                                                                    $       5,581
     400  Allstate Corp.                                                                         9,600
     750  American International Group, Inc.                                                    81,094
     150  Aon Corp.                                                                              6,000
     100  Chubb Corp.                                                                            5,631
     100  CIGNA Corp.                                                                            8,056
     100  Cincinnati Financial Corp.                                                             3,119
     200  Conseco, Inc.                                                                          3,575
     100  Hartford Financial Services Group, Inc.                                                4,738
      50  Jefferson-Pilot Corp.                                                                  3,413
     100  Lincoln National Corp.                                                                 4,000
     100  Marsh & McLennan Companies, Inc.                                                       9,569
      50  MBIA, Inc.                                                                             2,641
     100  MGIC Investment Corp.                                                                  6,019
      50  Progressive Corp.                                                                      3,656
     100  SAFECO Corp.                                                                           2,488
     100  St. Paul Companies, Inc.                                                               3,369
     100  Torchmark Corp.                                                                        2,906
     100  United Healthcare Corp.                                                                5,313
     173  UnumProvident Corp.                                                                    5,542
                                                                                         -------------
                                                                                               176,310
                                                                                         -------------

Machinery and Heavy Equipment - 0.49%
     200  Caterpillar, Inc.                                                                      9,413
     100  Deere & Co.                                                                            4,338
     100  Dover Corp.                                                                            4,538
     100  Ingersoll-Rand Co.                                                                     5,506
     100  Parker-Hannifin Corp.                                                                  5,131
                                                                                         -------------
                                                                                                28,926
                                                                                         -------------

Manufacturing - 1.09%
     200  Alcan Aluminum Ltd.                                                                    8,238
     200  Alcoa, Inc.                                                                           16,600
     200  Boston Scientific Corp. **                                                             4,375
      50  Brown-Forman Corp., Class B                                                            2,863
     100  Danaher Corp.                                                                          4,825
     100  ITT Industries, Inc.                                                                   3,344
     100  LSI Logic Corp. **                                                                     6,750
     100  Micron Technology, Inc. **                                                             7,775
     100  Silicon Graphics, Inc. **                                                                981
     200  3COM Corp. **                                                                          9,395
                                                                                         -------------
                                                                                                65,146
                                                                                         -------------

Medical Instruments, Services and Supplies - 0.93%
     100  Baxter International, Inc.                                                             6,281
     100  Biomet, Inc.                                                                           4,000
     100  Cardinal Health, Inc.                                                                  4,788
     200  Guidant Corp.**                                                                        9,400
     300  HEALTHSOUTH Corp.**                                                                    1,613
     200  IMS Health, Inc.                                                                       5,438
     100  McKesson HBOC, Inc.                                                                    2,256
     600  Medtronic, Inc.                                                                       21,858
                                                                                         -------------
                                                                                                55,634
                                                                                         -------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                             Market
      Shares                                                                                  Value
      ------                                                                                  -----
Metals and Mining - 0.20%
     100  Allegheny Technologies, Inc.                                                   $       2,244
     400  Barrick Gold Corp.                                                                     7,075
     100  Newmont Mining Corp.                                                                   2,450
                                                                                         -------------
                                                                                                11,769
                                                                                         -------------

Natural Gas - 0.51%
     100  Columbia Energy Group                                                                  6,325
     100  Consolidated Natural Gas Co.                                                           6,494
     400  Enron Corp.                                                                           17,750
                                                                                         -------------
                                                                                                30,569
                                                                                         -------------

News and Publishing - 0.47%
     100  Gannett Co., Inc.                                                                      8,156
     100  Knight-Ridder, Inc.                                                                    5,950
     100  New York Times Co., Class A                                                            4,913
      50  Times Mirror Co., Class A                                                              3,350
                100  Tribune Co.                                                                 5,501
                                                                                         -------------
                                                                                                27,870
                                                                                         -------------

Oil - 5.32%
     100  Amerada Hess Corp.                                                                     5,675
     100  Anadarko Petroleum Corp.                                                               3,413
     200  Atlantic Richfield Co.                                                                17,300
     200  Baker Hughes, Inc.                                                                     4,213
     300  Chevron Corp.                                                                         25,988
     100  Coastal Corp.                                                                          3,544
     100  Conoco, Inc., Class B                                                                  2,488
   1,728  Exxon Mobil Corp.                                                                    139,212
     200  Halliburton Co.                                                                        8,050
     200  Occidental Petroleum Corp.                                                             4,325
     100  Phillips Petroleum Co.                                                                 4,700
   1,000  Royal Dutch Petroleum Co.                                                             60,438
     300  Texaco, Inc.                                                                          16,294
      58  Transocean Sedco Forex Inc.                                                            1,957
     100  Union Pacific Corp.                                                                    4,363
     100  Union Pacific Resources Group, Inc.                                                    1,275
     100  Unocal Corp.                                                                           3,356
     200  USX-Marathon Group                                                                     4,933
     200  Williams Companies, Inc.                                                               6,113
                                                                                         -------------
                                                                                               317,637
                                                                                         -------------

Oil Equipment and Services - 0.28%
     300  Schlumberger Ltd.                                                                     16,875
                                                                                         -------------

Paper and Forest Products - 1.09%
     100  Champion International Corp.                                                           6,194
     100  Fort James Corp.                                                                       2,738
     100  Georgia-Pacific Group                                                                  5,075
     274  International Paper Co.                                                               15,464
     300  Kimberly-Clark Corp.                                                                  19,575
     100  Mead Corp.                                                                             4,344
     100  Weyerhaeuser Co.                                                                       7,181
     100  Willamette Industries, Inc.                                                            4,644
                                                                                         -------------
                                                                                                65,215
                                                                                         -------------

Pharmaceuticals - 3.48%
      50  ALZA Corp.**                                                                           1,731

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                            Market
      Shares                                                                                 Value
      ------                                                                                 -----
Pharmaceuticals - (Continued)
   1,000  Bristol-Myers Squibb Co.                                                       $     64,188
     700  Johnson & Johnson                                                                    65,188
     500  Lilly (Eli) & Co.                                                                    33,250
     300  Pharmacia & Upjohn, Inc.                                                             13,500
     700  Schering-Plough Corp.                                                                29,526
                                                                                         ------------
                                                                                              207,383
                                                                                         ------------

Photographic Equipment and Supplies - 0.22%
     200  Eastman Kodak Co.                                                                    13,250
                                                                                         ------------

Printing and Publishing - 0.19%
     100  Donnelly (R.R.) & Sons Co.                                                            2,481
     100  Dun & Bradstreet Corp.                                                                2,950
     100  McGraw-Hill Companies, Inc.                                                           6,163
                                                                                         ------------
                                                                                               11,594
                                                                                         ------------

Research and Development - 0.40%
     400  Amgen, Inc.**                                                                        24,025
                                                                                         ------------

Retail - Store - 4.50%
     100  Best Buy Co., Inc.**                                                                  5,019
     100  Circuit City Stores - Circuit City Group                                              4,506
     200  CVS Corp.                                                                             7,988
     200  Dayton Hudson Corp.                                                                  14,688
     125  Dollar General Corp.                                                                  2,844
     100  Federated Department Stores, Inc. **                                                  5,056
     450  Gap, Inc.                                                                            20,700
     300  Kmart Corp. **                                                                        3,019
     100  Kohl's Corp. **                                                                       7,219
      90  Limited, Inc.                                                                         3,898
     150  May Department Stores Co.                                                             4,838
     100  Nordstrom, Inc.                                                                       2,619
     100  Office Depot, Inc.**                                                                  1,094
     100  Penney (J.C.) Co., Inc.                                                               1,994
     100  Rite Aid Corp.                                                                        1,119
     200  Sears, Roebuck & Co.                                                                  6,088
     100  Sherwin-Williams Co.                                                                  2,100
     200  TJX Companies, Inc.                                                                   4,088
     200  Toys 'R' Us, Inc. **                                                                  2,863
     500  Walgreen Co.                                                                         14,625
   2,200  Wal-Mart Stores, Inc.                                                               152,070
                                                                                         ------------
                                                                                              268,435
                                                                                         ------------

Steel - 0.09%
     100  Nucor Corp.                                                                           5,481
                                                                                         ------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                  Market
          Shares                                                                                  Value
          ------                                                                                  -----
Telecommunications - 11.94%
        100          ALLTEL Corp.                                                         $        8,269
      1,698          AT&T Corp.                                                                   86,174
        700          Bell Atlantic Corp.                                                          43,094
        900          BellSouth Corp.                                                              42,131
        400          Comcast Corp., Special Class A (non-voting)                                  20,225
        305          Global Crossing Ltd.**                                                       15,250
      1,465          Lucent Technologies, Inc.                                                   109,600
      1,350          MCI WorldCom, Inc. **                                                        71,634
        300          MediaOne Group, Inc. **                                                      23,044
        200          Nextel Communications, Inc. **                                               20,625
        600          Nortel Networks Corp.                                                        60,600
        400          QUALCOMM, Inc.**                                                             70,450
      1,558          SBC Communications, Inc.                                                     75,953
        400          Sprint Corp. (FON Group)                                                     26,925
        200          US West, Inc.                                                                14,400
        400          Viacom, Inc., Class B **                                                     24,175
                                                                                          --------------
                                                                                                 712,549
                                                                                          --------------

Tire and Rubber - 0.05%
        100          Goodyear Tire & Rubber Co.                                                    2,819
                                                                                          --------------

Transportation - 0.39%
        200          Burlington Northern Santa Fe Corp.                                            4,850
        300          Carnival Corp.                                                               14,344
        200          Norfolk Southern Corp.                                                        4,100
                                                                                          --------------
                                                                                                  23,294
                                                                                          --------------

Utilities - 1.81%
        100          AES Corp.**                                                                   7,475
        100          Ameren Corp.                                                                  3,275
        100          American Electric Power Co., Inc.                                             3,213
        100          Carolina Power & Light Co.                                                    3,044
        100          Central & South West Corp.                                                    2,000
        100          Cinergy Corp.                                                                 2,413
        100          Consolidated Edison, Inc.                                                     3,450
        100          Constellation Energy Group                                                    2,900
        100          Dominion Resources, Inc.                                                      3,925
        100          DTE Energy Co.                                                                3,138
        200          Duke Energy Corp.                                                            10,025
        200          Edison International                                                          5,238
        100          Entergy Corp.                                                                 2,575
        100          FPL Group, Inc.                                                               4,281
        100          GPU, Inc.                                                                     2,994
        100          New Century Energies, Inc.                                                    3,038
        100          Northern States Power Co.                                                     1,950
        100          PE Corp - PE Biosystems Group                                                12,031
        100          PECO Energy Co.                                                               3,475
        200          PG&E Corp.                                                                    4,100
        100          PP&L Resources, Inc.                                                          2,288
        100          Public Service Enterprise Group, Inc.                                         3,481
        100          Reliant Energy, Inc.                                                          2,288
        100          Sempra Energy                                                                 1,738
        300          Southern Co.                                                                  7,050
        100          Texas Utilities Co.                                                           3,556
        100          Unicom Corp.                                                                  3,345
                                                                                          --------------
                                                                                                 108,286
                                                                                          --------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                  Market
          Shares                                                                                  Value
          ------                                                                                  -----
Waste Management - 0.09%
        300          Waste Management, Inc.**                                             $        5,156
                                                                                          --------------

                     Total Common Stock (Cost $5,052,278)                                      5,922,475
                                                                                          --------------

SHORT TERM INVESTMENTS - 0.70%
     41,863          Bank of New York Cash Reserves, 4.35%                                        41,863
                                                                                          --------------

                     Total Short Term Investments (Cost $41,863)                                  41,863
                                                                                          --------------

                     TOTAL INVESTMENTS - 99.95%
                     (Cost $5,094,141*)                                                   $     5,964,338

                     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.05%                              2,939
                                                                                          ---------------

                     NET ASSETS - 100.00%                                                 $     5,967,277
                                                                                          ===============

                     NET ASSETS consist of:
                     Accumulated net realized gain on investments                         $        13,628
                     Net unrealized appreciation of investments                                   870,197
                     Paid-in capital                                                            5,083,452
                                                                                          ---------------

                     Total Net Assets                                                     $     5,967,277
                                                                                          ===============

                     NET ASSET VALUE, offering price and redemption price per share       $         11.76
                                                                                          ===============

                     Number of Portfolio shares outstanding                                       507,457
                                                                                         ================


                     * Cost for Federal income tax purposes is $5,094,141 and net unrealized appreciation consists of:
                         Gross unrealized appreciation                                   $      1,302,764
                         Gross unrealized depreciation                                           (432,567)
                                                                                         ----------------
                          Net unrealized appreciation                                    $        870,197
                                                                                         ================
                     ** Non-income producing security for the period ended December 31, 1999.

               See accompanying notes to financial statements.

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                             Investment Highlights
                                     1999


The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) rose a hearty 16.99% in the fourth quarter ending the year up 26.96% - a return which exceeded the S&P 500 Index by 5.91%. This was the first year that EAFE outperformed the S&P 500 since 1994.

Europe led the charge for the fourth quarter with a gain of 17.39% driven by a rise in technology and media stocks as well as the continued corporate consolidation and restructuring activity that began early in the year. Gains in the Far East totaled 16.77%. While Europe outperformed the Far East in the fourth quarter, EAFE's impressive annual return was heavily influenced by the 61.53% gain experienced by Japan during 1999.

Topping Japan's outstanding performance were Finland, Singapore, and Sweden, ringing in the New Year with annual returns of 152.60%, 99.40%, and 79.74% respectively. While Singapore's results were tied to broader macroeconomic factors such as increased export activity, a 6% acceleration in the economy, and lower unemployment, returns in Finland and Sweden were largely a function of two super-performers, Nokia and Telefon AB L.M. Ericsson, respectively.

Although all EAFE markets posted increases during the fourth quarter, the gains in some markets were not enough to offset losses from earlier in the year. Belgium, Ireland, Austria, and Portugal were the hardest hit, posting negative returns for the year of (14.26%), (12.63%), (9.11%) and (8.88%), respectively. Switzerland and Italy also ended the year in negative territory.

On the currency front, the euro continued to weaken versus the dollar during the quarter, ending the year at virtual parity at an exchange rate of $1.0068. Conversely, the yen strengthened and by year-end, the dollar was worth 102.12 yen. Overall, the yen rose 10% versus the dollar and the euro fell 14% versus the dollar.

Unlike the third quarter, when value and growth stocks posted similar gains, growth stocks significantly outperformed value stocks during the fourth quarter of 1999. Looking at EAFE as a whole, growth outperformed value for the year by 5.4%.

Regionally, results were mixed. Value stocks squeaked ahead of growth stocks in Europe ending the year up 16.2% versus 15.1% (on a price only basis). Alternatively, Asian growth stocks experienced almost double the rise of Asian value stocks over the year with a return of 78.8% for growth versus 47.3% for value (on a price only basis).

Top performing industries for the year included Electrical & Electronics, Electronic Components, and Appliances & Household Durables, all posting annual gains of over 100%.

In the Europe-Pacific (EPAC) region as whole, large cap stocks (as measured by the Salomon Smith Barney Primary Market Index) returned 17.42% for the quarter and 29.81% for the year. Small cap stocks (as measured by the Salomon Smith Barney Extended Market Index) returned 9.22% for the quarter and 22.97% for the year.

The Sage EAFE Equity Index Fund intends to replicate the broad diversification and returns of the MSCI EAFE Index.

     -------------------------------------------------------------
                                                   Total Return
                                               03/22/99 - 12/31/99
                                               -------------------
     Sage EAFE Equity Index Fund
     (Inception March 22, 1999)                        23.30%

     MSCI EAFE Index                                   22.69%
     -------------------------------------------------------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                        Market
     Shares                                                             Value
     ------                                                             -----
COMMON STOCK - 99.05%
Australia - 2.34%
                 1,600     Amcor Ltd.                                 $  7,494
                 2,700     AMP Ltd.                                     29,832
                   837     Australian Gas Light Co., Ltd.                4,912
                 2,900     Boral Ltd.                                    4,493
                   600     Brambles Industries Ltd.                     16,592
                 4,540     Broken Hill Proprietary Co., Ltd.            59,613
                 2,630     Coca-Cola Amatil Ltd.                         7,183
                 2,994     Coles Myer Ltd.                              15,465
                 2,336     Colonial Ltd.                                10,444
                   300     CSL Ltd.                                      4,313
                 2,600     CSR Ltd.                                      6,316
                   400     F.H. Faulding & Co., Ltd.                     2,626
                 4,400     Foster's Brewing Group Ltd.                  12,623
                 1,430     Futuris Corp., Ltd.                           2,009
                 3,629     General Property Trust                        5,908
                 1,600     GIO Australia Holdings Ltd.                   2,447
                 3,291     Goodman Fielder Ltd.                          2,938
                 1,000     James Hardie Industries Ltd.                  2,619
                   700     Leighton Holdings Ltd.                        2,711
                 1,300     Lend Lease Corp., Ltd.                       18,213
                   956     Mayne Nickless Ltd.                           2,467
                 4,340     M.I.M. Holdings Ltd.                          4,473
                 3,700     National Australia Bank Ltd.                 56,597
                 5,113     News Corp., Ltd.                             49,645
                 4,438     Normandy Mining Ltd.                          3,147
                 1,900     North Ltd.                                    4,478
                   700     Orica Ltd.                                    3,773
                 2,600     Pacific Dunlop Ltd.                           3,680
                 2,300     Pioneer International Ltd.                    6,931
                 1,033     QBE Insurance Group Ltd.                      4,815
                   700     Rio Tinto Ltd.                               15,037
                   300     Rothmans Holdings Ltd.                        2,688
                 1,500     Santos Ltd.                                   4,087
                 1,100     Schroders Property Fund                       1,697
                   518     Smith (Howard) Ltd.                           3,537
                 1,600     Southcorp Ltd.                                5,641
                   932     Stockland Trust Group                         1,957
                   700     Suncorp-Metway Ltd.                           3,773
                   800     TABCORP Holdings Ltd.                         5,417
                18,884     Telstra Corp., Ltd.                         102,650
                   610     Wesfarmers Ltd.                               5,034
                 3,310     Westfield Trust                               6,497
                 4,800     Westpac Banking Corp., Ltd.                  33,110
                 2,900     WMC Ltd.                                     15,992
                 3,004     Woolworths Ltd.                              10,334
                                                                      --------
                                                                       576,208
                                                                      --------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                          Market
     Shares                                                                               Value
     ------                                                                               -----
Austria - 0.19%
                100     Austria Tabakwerke AG                                        $     4,835
                100     Austrian Airlines/Osterreichische Luftverkehrs AG                  1,894
                300     Bank Austria AG**                                                 16,922
                100     Flughafen Wien AG**                                                3,903
                100     Oesterreichische Elektrizitaetswirtschafts AG, Class A            14,051
                200     Wienerberger Baustoffindustrie AG                                  4,349
                                                                                       ---------
                                                                                          45,954
                                                                                       ---------

Belgium - 0.87%
                100     Bekaert NV                                                         5,550
                 50     Cimenteries CBR Cementbedrijven                                    5,197
                100     Delhaize "Le Lion" SA                                              7,534
                 15     D'Ieteren SA                                                       6,146
                150     Electrabel SA                                                     49,103
              1,500     Fortis, Class B                                                   54,120
                 50     Groupe Bruxelles Lambert SA                                       10,073
                775     KBC Bancassurance Holding                                         41,763
                220     Solvay SA                                                         18,171
                390     UCB SA                                                            16,911
                                                                                       ---------
                                                                                         214,568
                                                                                       ---------

Denmark - 0.75%
                140     Dampskibsselskabet Svendborg A/S, Class B                         15,347
                 35     Bang & Olufsen Holding A/S, Class B                                1,279
                 95     Carlsberg A/S, Class A                                             3,497
                 75     Carlsberg A/S, Class B**                                           2,842
                155     Danisco A/S                                                        6,042
                  3     D/S 1912, Class B                                                 35,323
                  2     D/S Svendborg, Class B                                            33,293
                125     FLS Industries A/S, Class B                                        3,147
                 80     ISS International Service System A/S, Class B                      5,381
                200     Novo Nordisk A/S, Class B                                         26,526
                570     Tele Danmark A/S                                                  42,351
                140     Unidanmark A/S, Class A                                            9,853
                                                                                       ---------
                                                                                         184,881
                                                                                       ---------

Finland - 3.04%
                300     Kemira Oyj                                                         1,828
                200     Kesko Oyj**                                                        2,538
              2,200     Merita plc                                                        12,963
                300     Metso Oyj**                                                        3,898
              3,000     Nokia Oyj                                                        543,915
                300     Outokumpu Oyj                                                      4,246
                200     Pohjola Group Insurance Corp., Class B                            12,087
                400     Raisio Group plc                                                   1,583
                300     Rautaruukki Oyj                                                    2,100
                200     Sampo Insurance Company Ltd., Class A                              6,989
              1,700     Sonera Group Oyj                                                 116,524
                200     Tietoenator Oyj Abp                                               12,490
                700     UPM-Kymmene Oyj                                                   28,203
                                                                                       ---------
                                                                                         749,364
                                                                                       ---------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                               Market
     Shares                                                                                    Value
     ------                                                                                    -----
France - 9.82%
               500     Accor SA                                                           $      24,159
               210     Air Liquide                                                               35,155
               500     Alcatel                                                                  114,827
               900     Axa                                                                      125,463
               958     Banque Nationale de Paris                                                 88,389
                50     Bouygues SA                                                               31,779
               307     Canal Plus                                                                44,683
               200     Cap Gemini SA                                                             50,765
               850     Carrefour SA                                                             156,763
                50     Club Mediterranee SA                                                       5,782
                50     Coflexip SA                                                                3,634
               230     Compagnie de Saint Gobain                                                 43,252
                10     Compagnie Financiere de Paribas                                            1,117
                50     Compagnie Francaise d'Etodes de Construction (Technip SA)                  5,127
               350     Compagnie Generale des Etablissements Michelin, Class B                   13,749
                50     CPR SA                                                                     1,988
               300     Dassault Systemes SA                                                      19,551
                50     Eridania Beghin-Say SA                                                     5,379
                50     Essilor International SA                                                  15,512
               200     Etablissements Economiques du Casino Guichard-Perrachon SA                22,905
             2,515     France Telecom SA                                                        332,614
                50     Gecina                                                                     5,640
               200     Groupe Danone                                                             47,138
                50     Groupe GTM                                                                 4,860
                50     Groupe SEB SA                                                              3,525
                50     Imetal SA                                                                  7,454
               264     Lafarge SA                                                                30,740
               300     Lagardere S.C.A.                                                          16,317
               150     L'Oreal SA                                                               120,341
               239     LVMH (Louis Vuitton Moet Hennessy)                                       107,054
               150     Pathe                                                                     18,463
               200     Pechiney SA, Class A                                                      14,293
               300     Pinault-Printemps-Redoute SA                                              79,170
               125     PSA Peugeot Citroen                                                       28,379
               950     Rhone-Poulenc SA                                                          55,212
                26     Sagem SA                                                                  18,070
             1,850     Sanofi-Synthelabo SA**                                                    77,033
               400     Schneider Electric SA                                                     31,406
               100     Sidel SA                                                                  10,324
                50     Simco SA                                                                   4,047
               150     Societe BIC SA                                                             6,826
                10     Societe Eurafrance SA                                                      6,023
               260     Societe Generale                                                          60,495
               100     Sodexho Alliance SA                                                       17,697
               625     Suez Lyonnaise des Eaux SA                                               100,158
               225     Suez Lyonnaise des Eaux SA                                                     2
               400     Thomson CSF**                                                             13,211
             1,815     Total Fina SA, Class B                                                   242,231
               270     Total Fina SA                                                                  3
                50     Unibail (Union du Credit-Bail Immobilier)                                  6,310
               600     Usinor SA                                                                 11,271
               200     Valeo SA                                                                  15,431
             1,341     Vivendi                                                                  121,092
                                                                                           ------------
                                                                                              2,422,809
                                                                                           ------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
     Germany - 9.85%
                     100     Adidas-Salomon AG                                                    $           7,504
                     600     Allianz AG                                                                     201,551
                   1,650     BASF AG                                                                         84,760
                   1,900     Bayer AG                                                                        89,947
                     200     Beiersdorf AG                                                                   13,428
                     300     Continental AG                                                                   5,998
                   2,550     DaimlerChrysler AG                                                             198,287
                   1,555     Deutsche Bank AG                                                               131,332
                   1,000     Deutsche Lufthansa AG                                                           23,267
                   7,436     Deutsche Telekom AG                                                            529,537
                   1,350     Dresdner Bank AG                                                                73,429
                     150     Heidelberger Zement AG                                                          11,785
                     200     Hochtief AG                                                                      7,454
                   1,100     HypoVereinsbank                                                                 75,121
                     200     Linde AG                                                                        10,939
                     300     MAN AG                                                                          11,271
                   1,000     Mannesmann AG                                                                  243,755
                     450     Merck KGaA                                                                      13,960
                     700     Metro AG                                                                        37,651
                     450     Muenchener Rueckversicherungs-Gesellschaft AG                                  114,132
                     545     Preussag AG                                                                     30,357
                   1,250     RWE AG                                                                          48,978
                     150     SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)                73,882
                     200     Schering AG                                                                     24,174
                      50     SGL Carbon AG                                                                    3,324
                   1,500     Siemens AG                                                                     190,824
                   1,350     Thyssen Krupp AG**                                                              41,134
                   1,300     Veba AG                                                                         63,180
                   1,300     Viag AG                                                                         23,832
                     800     Volkswagen AG                                                                   45,085
                                                                                                  -----------------
                                                                                                          2,429,878
                                                                                                  -----------------

   Hong Kong - 2.39%
                   3,600     Bank of East Asia Ltd.                                                          10,003
                   9,000     Cathay Pacific Airways                                                          16,035
                   6,000     Cheung Kong (Holdings) Ltd.                                                     76,220
                   6,500     CLP Holdings Ltd.                                                               29,935
                   4,000     Hang Lung Development Co., Ltd.                                                  4,528
                   4,800     Hang Seng Bank Ltd.                                                             54,802
                  12,100     Hong Kong and China Gas Co., Ltd.                                               16,577
                   3,000     Hong Kong and Shanghai Hotels Ltd.                                               1,988
                  29,916     Hong Kong Telecom Ltd.                                                          86,398
                  10,000     Hutchison Whampoa Ltd.                                                         145,366
                   3,068     Hysan Development Co., Ltd.                                                      3,888
                   2,500     Johnson Electric Holdings Ltd.                                                  16,048
                   5,000     New World Development Co., Ltd.                                                 11,256
                   4,000     Shangri-La Asia Ltd.                                                             4,580
                   4,000     South China Morning Post (Holdings) Ltd.                                         3,448
                   6,000     Sun Hung Kai Properties Ltd.                                                    62,520
                   4,000     Swire Pacific Ltd., Class A                                                     23,619
                   1,000     Television Broadcasts Ltd.                                                       6,818
                   6,171     Wharf (Holdings) Ltd.                                                           14,329
                     600     Wing Lung Bank                                                                   2,431
                                                                                                  -----------------
                                                                                                            590,789
                                                                                                  -----------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
   Ireland - 0.45%
                   2,323     Allied Irish Banks plc                                               $          26,487
                   1,000     CRH plc                                                                         21,535
                     200     DCC plc                                                                          1,491
                   5,700     Eircom plc                                                                      24,401
                     800     Fyffes plc                                                                       1,591
                     500     Greencore Group plc                                                              1,535
                     706     Independent News & Media plc                                                     4,629
                     904     Irish Life & Permanent plc                                                       8,688
                   2,900     Jefferson Smurfit Group plc                                                      8,763
                     200     Jurys Doyle Hotel Group plc                                                      1,481
                     400     Kerry Group plc, Class A                                                         4,794
                     400     Ryanair Holdings plc**                                                           4,371
                   1,900     Waterford Wedgwood plc                                                           1,933
                                                                                                  -----------------
                                                                                                            111,699
                                                                                                  -----------------

     Italy - 3.94%
                   4,000     Alitalia SpA                                                                     9,529
                   3,000     Assicurazioni Generali                                                          99,113
                   9,272     Banca Intesa SpA                                                                37,637
                   1,000     Banca Popolare di Milano                                                         7,786
                   5,000     Benetton Group SpA                                                              11,483
                   4,000     Beni Stabili SpA                                                                 1,410
                  18,000     Enel SpA                                                                        75,423
                  21,000     ENI SpA                                                                        115,491
                   1,000     Fiat SpA                                                                        28,556
                   2,000     Italgas SpA                                                                      7,575
                   1,000     La Rinascente SpA                                                                6,416
                   2,000     Mediobanca SpA                                                                  20,407
                   6,760     Montedison SpA                                                                  11,065
                   8,000     Olivetti SpA                                                                    23,167
                   5,000     Parmalat Finanziaria SpA                                                         6,396
                   5,000     Pirelli SpA**                                                                   13,724
                   1,000     Riunione Adriatica di Sicurta SpA                                               10,032
                   4,000     San Paolo-IMI SpA                                                               54,352
                  17,000     Telecom Italia Mobile SpA                                                      189,897
                   4,000     Telecom Italia Mobile SpA-RNC                                                   19,057
                   2,000     Telecom Italia SpA-RNC                                                          12,188
                  10,000     Telecom Italia SpA                                                             141,015
                  13,000     Unicredito Italiano SpA                                                         63,900
                  12,000     Unione Immobiliare SpA                                                           5,560
                                                                                                  -----------------
                                                                                                            971,179
                                                                                                  -----------------

    Japan - 27.05%
                   1,000     77 Bank Ltd.                                                                    10,483
                     400     Acom Co., Ltd.                                                                  39,190
                     200     Advantest Corp.                                                                 52,853
                   2,000     Ajinomoto Co., Inc.                                                             20,848
                   1,000     Amada Co., Ltd.                                                                  5,471
                     200     Aoyama Trading Co., Ltd.                                                         4,248
                   7,000     Asahi Bank Ltd.                                                                 43,163
                   1,000     Asahi Breweries Ltd.                                                            10,943
                   4,000     Asahi Chemical Industry Co., Ltd.                                               20,554
                   3,000     Asahi Glass Co., Ltd.                                                           23,226
                     100     Autobacs Seven Co., Ltd.                                                         3,278
                   2,000     Bank of Fukuoka Ltd.                                                            13,879
                  11,000     Bank of Tokyo-Mitsubishi Ltd.                                                  153,313
                   3,000     Bank of Yokohama Ltd.                                                           13,830

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
   Japan - (Continued)
                     100     Benesse Corp.                                                        $          24,078
                   2,000     Bridgestone Corp.                                                               44,044
                   2,000     Canon, Inc.                                                                     79,475
                   1,000     Casio Computer Co., Ltd.                                                         8,319
                       5     Central Japan Railway Co.                                                       31,369
                   3,000     Chichibu Onoda Cement Corp.                                                      5,726
                   1,000     Chugai Pharmaceutical Co., Ltd.                                                 10,815
                   1,000     Citizen Watch Co., Ltd.                                                          6,362
                     400     Credit Saison Co., Ltd.                                                          6,969
                     200     CSK Corp.                                                                       32,495
                   2,000     Dai Nippon Printing Co., Ltd.                                                   31,908
                   1,000     Daicel Chemical Industries Ltd.                                                  2,789
                   2,000     Daiei, Inc.                                                                      7,928
                   1,000     Daiichi Pharmaceutical Co., Ltd.                                                13,008
                   1,000     Daikin Industries Ltd.                                                          13,605
                   2,000     Dainippon Ink & Chemicals, Inc.                                                  5,931
                     400     Daito Trust Construction Co., Ltd.                                               4,463
                   4,000     Daiwa Bank Ltd.                                                                 11,745
                   1,000     Daiwa House Industry Co., Ltd.                                                   7,439
                   3,000     Daiwa Securities Group, Inc.                                                    46,951
                   2,000     Denso Corp.                                                                     47,764
                      11     East Japan Railway Co.                                                          59,323
                   1,000     Ebara Corp.                                                                     11,158
                   1,000     Eisai Co., Ltd.                                                                 19,233
                     600     Fanuc Ltd.                                                                      76,402
                   8,000     Fuji Bank Ltd.                                                                  77,753
                   1,000     Fujikura Ltd.                                                                    3,974
                   1,000     Fuji Photo Film Co.                                                             36,508
                     100     Fuji Soft ABC, Inc.                                                              7,830
                   5,000     Fujitsu Ltd.                                                                   228,051
                   1,000     Gunma Bank Ltd.                                                                  6,509
                     100     Hirose Electric Co., Ltd.                                                       22,423
                   8,000     Hitachi Ltd.                                                                   128,413
                   3,000     Hitachi Zosen Corp.                                                              2,261
                   2,000     Honda Motor Co., Ltd.                                                           74,386
                   1,000     Inax Corp.                                                                       5,599
                   7,000     Industrial Bank of Japan Ltd.                                                   67,486
                   1,000     Isetan Co., Ltd.                                                                 7,341
                   4,000     Itochu Corp.                                                                    19,927
                   1,000     Ito-Yokado Co., Ltd.                                                           108,642
                   5,000     Japan Airlines Co., Ltd.                                                        14,828
                   3,000     Japan Energy Corp.                                                               2,731
                       5     Japan Tobacco, Inc.                                                             38,270
                   2,000     Joyo Bank Ltd.                                                                   9,200
                   1,000     JUSCO Co., Ltd.                                                                 17,432
                   3,000     Kajima Corp.                                                                     8,956
                   1,000     Kamigumi Co., Ltd.                                                               4,209
                   1,000     Kaneka Corp.                                                                    12,792
                   2,600     Kansai Electric Power Co., Inc.                                                 45,323
                   2,000     Kao Corp.                                                                       57,062
                   4,000     Kawasaki Heavy Industries Ltd.                                                   5,324
                   2,000     Kawasaki Kisen Kaisha Ltd.                                                       2,975
                   9,000     Kawasaki Steel Corp.                                                            16,120
                   1,000     Keihin Electric Express Railway Co., Ltd.                                        3,426
                   1,000     Kikkoman Corp.                                                                   6,646
                   1,000     Kinden Corp.                                                                     7,683
                   4,000     Kinki Nippon Railway Co., Ltd.                                                  16,052

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
   Japan - (Continued)
                   3,000     Kirin Brewery Co., Ltd.                                              $          31,565
                   3,000     Komatsu Ltd.                                                                    13,801
                     150     Konami Co., Ltd.                                                                26,794
                   1,000     Konica Corp.                                                                     3,719
                   1,000     Koyo Seiko Co., Ltd.                                                             8,623
                   4,000     Kubota Corp.                                                                    15,308
                   1,000     Kuraray Co., Ltd.                                                               10,130
                   1,000     Kyowa Hakko Kogyo Co., Ltd.                                                      6,000
                   4,000     Marubeni Corp.                                                                  16,796
                   1,000     Marui Co., Ltd.                                                                 14,936
                   5,000     Matsushita Electric Industrial Co., Ltd.                                       138,495
                   1,000     Meiji Seika Kaisha Ltd.                                                          5,687
                   1,000     Minebea Co., Ltd.                                                               17,158
                   6,000     Mitsubishi Chemical Corp.                                                       21,141
                   4,000     Mitsubishi Corp.                                                                30,890
                   6,000     Mitsubishi Electric Corp.                                                       38,759
                   3,000     Mitsubishi Estate Co., Ltd.                                                     29,275
                   1,000     Mitsubishi Gas Chemical Co., Inc.                                                1,948
                   9,000     Mitsubishi Heavy Industries Ltd.                                                30,038
                   3,000     Mitsubishi Materials Corp.                                                       7,341
                   2,000     Mitsubishi Rayon Co., Ltd.                                                       4,855
                   3,000     Mitsubishi Trust & Banking Corp.                                                26,427
                   4,000     Mitsui & Co., Ltd.                                                              27,993
                   2,000     Mitsui Fudosan Co., Ltd.                                                        13,546
                   2,000     Mitsui Marine & Fire Insurance Co., Ltd.                                        11,863
                   1,000     Mitsui Mining & Smelting Co., Ltd.                                               4,727
                   3,000     Mitsui Trust & Banking Co., Ltd.                                                 6,783
                   1,000     Mitsukoshi Ltd.                                                                  3,524
                   1,000     Murata Manufacturing Co., Ltd.                                                 234,903
                   1,000     Mycal Corp.                                                                      4,355
                     100     Namco Ltd.                                                                       6,479
                   4,000     NEC Corp.                                                                       95,331
                   1,000     NGK Insulators Ltd.                                                              7,429
                   1,000     NGK Spark Plug Co., Ltd.                                                         9,150
                     200     Nichiei Co., Ltd.                                                                4,346
                     100     Nidec Corp.                                                                     28,873
                   1,000     Nikon Corp.                                                                     29,363
                     300     Nintendo Co., Ltd.                                                              49,858
                   3,000     Nippon Express Co., Ltd.                                                        16,590
                   1,000     Nippon Meat Packers, Inc.                                                       12,969
                   3,000     Nippon Mitsubishi Oil Corp.                                                     13,213
                   3,000     Nippon Paper Industries Co., Ltd.                                               16,531
                   1,000     Nippon Sheet Glass Co., Ltd.                                                     5,187
                  18,000     Nippon Steel Corp.                                                              42,106
                      31     Nippon Telegraph & Telephone Corp.                                             530,978
                   3,000     Nippon Yusen Kabushiki Kaisha                                                   12,273
                   1,000     Nishimatsu Construction Co., Ltd.                                                4,013
                  10,000     Nissan Motor Co., Ltd.                                                          39,346
                     300     Nissin Food Products Co., Ltd.                                                   7,062
                   5,000     Nomura Securities Co., Ltd.                                                     90,291
                   1,000     NSK Ltd.                                                                         6,842
                   1,000     NTN Corp.                                                                        2,956
                   2,000     Obayashi Corp.                                                                   9,455
                   3,000     Oji Paper Co., Ltd.                                                             18,058
                   1,000     Olympus Optical Co., Ltd.                                                       14,143
                   1,000     Omron Corp.                                                                     23,050
                     200     Oriental Land Co., Ltd.                                                         17,187

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
   Japan - (Continued)
                     200     Orix Corp.                                                           $          45,062
                   7,000     Osaka Gas Co., Ltd.                                                             16,854
                     200     Promise Co., Ltd.                                                               10,179
                     300     Rohm Co., Ltd.                                                                 123,324
                  10,000     Sakura Bank Ltd.                                                                57,943
                   1,000     Sankyo Co., Ltd.                                                                20,554
                   1,000     Sanwa Shutter Corp.                                                              3,719
                   5,000     Sanyo Electric Co., Ltd.                                                        20,309
                   1,000     Sapporo Breweries Ltd.                                                           3,230
                   1,000     Secom Co., Ltd.                                                                110,111
                     300     Sega Enterprises Ltd.                                                            9,543
                   1,000     Sekisui Chemical Co., Ltd.                                                       4,434
                   2,000     Sekisui House Ltd.                                                              17,716
                   3,000     Sharp Corp.                                                                     76,784
                     100     Shimamura Co., Ltd.                                                             15,856
                   2,000     Shimizu Corp.                                                                    6,616
                   1,000     Shin-Etsu Chemical Co., Ltd.                                                    43,065
                   1,000     Shionogi & Co., Ltd.                                                            12,146
                   1,000     Shiseido Co., Ltd.                                                              14,584
                   2,000     Shizuoka Bank Ltd.                                                              20,515
                     200     SMC Corp.                                                                       44,260
                   1,000     Snow Brand Milk Products Co., Ltd.                                               4,033
                     300     Softbank Corp.                                                                 287,168
                   1,000     Sony Corp.                                                                     296,565
                   8,000     Sumitomo Bank Ltd.                                                             109,543
                   4,000     Sumitomo Chemical Co., Ltd.                                                     18,792
                   3,000     Sumitomo Corp.                                                                  29,099
                   2,000     Sumitomo Electric Industries                                                    23,118
                   2,000     Sumitomo Heavy Industries Ltd.                                                   5,481
                   2,000     Sumitomo Marine & Fire Insurance Co., Ltd.                                      12,332
                  10,000     Sumitomo Metal Industries Ltd.                                                   7,535
                   2,000     Sumitomo Metal Mining Co.                                                        4,463
                   3,000     Taisei Corp.                                                                     5,696
                   1,000     Taisho Pharmaceutical Co., Ltd.                                                 29,362
                   1,000     Takara Shuzo Co., Ltd.                                                          15,768
                   1,000     Takashimaya Co., Ltd.                                                            6,890
                   2,000     Takeda Chemical Industries                                                      98,855
                     400     Takefuji Corp.                                                                  50,073
                   2,000     Teijin Ltd.                                                                      7,380
                   1,000     Terumo Corp.                                                                    26,720
                   1,000     The Daimaru, Inc.                                                                3,387
                   2,000     The Furukawa Electric Co., Ltd.                                                 30,342
                   2,000     The Hokuriku Bank Ltd.                                                           4,737
                   2,000     Tobu Railway Co., Ltd.                                                           5,873
                   1,300     Tohoku Electric Power Co., Inc.                                                 19,340
                   5,000     Tokai Bank Ltd.                                                                 31,516
                   4,000     Tokio Marine & Fire Insurance Co., Ltd.                                         46,785
                   3,300     Tokyo Electric Power Co.                                                        88,500
                   7,000     Tokyo Gas Co., Ltd.                                                             17,060
                   3,000     Tokyu Corp.                                                                      7,311
                   2,000     Toppan Printing Co., Ltd.                                                       19,967
                   4,000     Toray Industries, Inc.                                                          15,504
                   7,000     Toshiba Corp.                                                                   53,440
                   1,000     Tosoh Corp.                                                                      3,817
                   1,000     Tostem Corp.                                                                    17,960
                   1,000     Toto Ltd.                                                                        6,049
                   1,000     Toyo Seikan Kaisha Ltd.                                                         14,486

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                        Market
          Shares                                                                                         Value
          ------                                                                                         -----
   Japan - (Continued)
                   9,000     Toyota Motor Corp.                                                   $         436,038
                   2,000     Ube Industries Ltd.                                                              4,170
                   1,000     Uny Co., Ltd.                                                                    9,778
                     100     World Co., Ltd.                                                                 12,430
                   1,000     Yamaha Corp.                                                                     6,499
                   1,000     Yamanouchi Pharmaceutical Co., Ltd.                                             34,942
                   1,000     Yamato Transport Co., Ltd.                                                      38,759
                   1,000     Yamazaki Baking Co., Ltd.                                                       10,854
                   1,000     Yokogawa Electric Corp.                                                          7,057
                                                                                                  -----------------
                                                                                                          6,673,447
                                                                                                  -----------------

   Netherlands - 5.69%
                   3,814     ABN AMRO Holding NV                                                             95,273
                     240     ASM Lithography Holding NV                                                      26,664
                   1,543     Aegon NV                                                                       149,046
                     755     Akzo Nobel NV                                                                   37,872
                   1,765     Elsevier NV                                                                     21,085
                     236     Getronics NV                                                                    18,827
                     830     Heineken NV                                                                     40,480
                   2,363     ING Groep NV                                                                   142,665
                   1,711     Koninklijke Ahold NV                                                            50,651
                   1,257     Koninklijke KPN NV                                                             122,686
                     146     Koninklijke Luchtvaart Maatschappij NV (KLM)                                     3,750
                     897     Koninklijke (Royal) Philips Electronics NV                                     121,973
                     219     Oce NV                                                                           3,701
                   5,192     Royal Dutch Petroleum Co.                                                      318,224
                     706     STMicroelectronics NV                                                          108,659
                   1,257     TNT Post Group  NV                                                              36,021
                   1,422     Unilever NV                                                                     78,548
                     252     Vedior NV                                                                        2,589
                     732     Wolters Kluwer NV                                                               24,774
                                                                                                  -----------------
                                                                                                          1,403,488
                                                                                                  -----------------

   New Zealand - 0.17%
                   7,900     Brierley Investments Ltd.                                                        1,651
                   4,600     Carter Holt Harvey Ltd.                                                          6,009
                   1,000     Contact Energy Ltd.**                                                            1,750
                     400     Fisher & Paykel Industries Ltd.                                                  1,526
                     900     Fletcher Challenge Building                                                      1,326
                     900     Fletcher Challenge Energy**                                                      2,351
                   2,100     Fletcher Challenge Forests                                                         844
                   1,700     Fletcher Challenge Paper                                                         1,190
                   1,500     Lion Nathan Ltd.                                                                 3,488
                   4,600     Telecom Corporation of New Zealand Ltd.                                         21,632
                                                                                                  -----------------
                                                                                                             41,767
                                                                                                  -----------------

   Norway - 0.37%
                     100     Bergesen d.y. ASA, Class A                                                       1,821
                     100     Bergesen d.y. ASA, Class B                                                       1,709
                   1,500     Christiania Bank Og Kreditkasse                                                  7,392
                   1,700     Den Norske Bank ASA                                                              6,978
                     100     Dyno Industrier ASA                                                              2,495
                     100     Elkem ASA                                                                        2,308
                     200     Hafslund ASA, Class A                                                            1,208
                     100     Leif Hoegh & Co. ASA                                                             1,185
                     300     Merkantildata ASA                                                                3,630
                     600     NCL Holdings ASA**                                                               2,590

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                         Market
       Shares                                                                                            Value
       ------                                                                                            -----
   Norway - (Continued)
                     700     Norsk Hydro ASA                                                      $          29,256
                     100     Norske Skogindustrier ASA, Class A                                               5,215
                     557     Orkla ASA, Class A                                                               9,590
                     200     Petroleum Geo-Services**                                                         3,568
                     100     SAS Norge ASA, Class B                                                           1,085
                     200     Schibsted ASA                                                                    3,718
                     700     Storebrand ASA**                                                                 5,327
                     200     Tomra Systems ASA                                                                3,393
                                                                                                  -----------------
                                                                                                             92,468
                                                                                                  -----------------
   Portugal - 0.46%
                   2,500     Banco Comercial Portugues SA                                                    13,875
                     300     Banco Espirito Santo SA                                                          8,431
                   1,445     BPI-SGPS SA                                                                      6,157
                   1,000     Brisa Auto-Estradas de Portugal SA                                               7,675
                     100     Companhia de SegurosTranquilidade                                                3,062
                     320     Cimpor-Cimentos de Portugal, SGPS SA                                             5,318
                   1,600     EDP - Electricidade de Portugal SA                                              27,929
                     200     Jeronimo Martins, SGPS SA                                                        5,117
                   2,750     Portugal Telecom SA                                                             30,165
                     100     Sonae Investimentos-Sociedade Gestora de Participacors SA                        5,278
                                                                                                  -----------------
                                                                                                            113,007
                                                                                                  -----------------

   Singapore - 0.96%
                   2,000     City Developments Ltd.                                                          11,708
                   1,000     Cycle & Carriage Ltd.                                                            3,092
                   2,326     DBS Group Holdings Ltd.                                                         38,127
                   3,750     DBS Land Ltd.                                                                    7,385
                   1,000     Fraser & Neave Ltd.                                                              3,693
                   2,000     Keppel Corp., Ltd.                                                               5,236
                   3,000     Neptune Orient Lines Ltd.                                                        4,017
                   3,150     Oversea-Chinese Banking Corp., Ltd.                                             28,937
                   4,000     Sembcorp Industries Ltd.                                                         5,452
                   3,000     Singapore Airlines Ltd.                                                         34,044
                   1,000     Singapore Press Holdings Ltd.                                                   21,675
                   7,000     Singapore Technologies Engineering Ltd.                                         10,844
                  14,000     Singapore Telecommunications Ltd.                                               28,916
                   8,099     Sino Land Co.                                                                    4,662
                   2,112     United Overseas Bank Ltd.                                                       18,641
                   1,000     Venture Manufacturing (Singapore) Ltd.                                          11,468
                                                                                                  -----------------
                                                                                                            237,897
                                                                                                  -----------------

   Spain - 2.71%
                     150     Acerinox SA                                                                      5,983
                     171     ACS, Actividades de Construccion y Servicios SA                                  4,056
                   1,300     Argentaria, Caja Postal y Banco Hipotecario de Espana SA                        30,549
                       3     Aguas de Barcelona                                                                  44
                     682     Autopistas, Concesionaria Espanola SA                                            6,629
                   5,400     Banco Bilbao Vizcaya SA**                                                       76,910
                   8,890     Banco Santander Central Hispano SA                                             100,648
                     300     Corporacion Financiera Alba SA                                                  10,262
                   2,550     Endesa SA                                                                       50,625
                     300     Fomento de Construcciones y Contratas SA                                         6,104
                   1,200     Gas Natural SDG SA                                                              27,643
                     450     Grupo Dragados SA                                                                3,971
                   2,400     Iberdrola SA                                                                    33,263
                     150     Metrovacesa SA                                                                   2,599
                   2,900     Repsol SA                                                                       67,242

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                         Market
       Shares                                                                                            Value
       ------                                                                                            -----
   Spain - (Continued)
                     300     Sociedad General de Aguas de Barcelona SA                            $           4,394
                     400     Sol Melia SA                                                                     4,533
                     975     Tabacalera SA, Class A                                                          13,945
                   7,920     Telefonica SA                                                                  197,840
                     550     TelePizza SA**                                                                   2,327
                     800     Union Electrica Fenosa SA                                                       13,973
                     350     Vallehermoso SA                                                                  2,461
                     330     Zardoya Otis SA                                                                  3,247
                                                                                                  -----------------
                                                                                                            669,248
                                                                                                  -----------------

   Sweden - 2.75%
                     300     Atlas Copco AB, Class A                                                          8,868
                     200     Atlas Copco AB, Class B                                                          5,689
                   1,000     Electrolux AB, Series B                                                         25,153
                   1,350     ForeningsSparbanken AB (Swedbank)                                               19,834
                   2,000     Hennes & Mauritz AB, Class B                                                    66,996
                     300     NetCom AB, Class B**                                                            21,086
                     500     Sandvik AB, Class A                                                             15,662
                     200     Sandvik AB, Class B                                                              6,370
                     900     Securitas AB, Class B                                                           16,291
                   1,400     Skandia Forsakrings AB                                                          42,290
                   1,600     Skandinaviska Enskilda Banken, Class A**                                        16,173
                     320     Skandinaviska Enskilda Banken, Class A**                                         3,197
                     300     Skanska AB, Class B                                                             11,178
                     500     Svenska Cellulosa AB, Class B                                                   14,810
                   1,800     Svenska Handelsbanken AB, Class A                                               22,638
                   1,100     Swedish Match AB                                                                 3,840
                   5,200     Telefonaktiebolaget LM Ericsson (Ericsson AB), Class B                         334,321
                     400     Volvo AB, Class A                                                               10,108
                     800     Volvo AB, Class B                                                               20,686
                     200     WM-Data AB, Class B                                                             12,365
                                                                                                  -----------------
                                                                                                            677,555
                                                                                                  -----------------

   Switzerland - 5.56%
                     722     ABB Ltd.                                                                        88,306
                      44     Adecco SA                                                                       34,265
                      15     Alusuisse Lonza Group AG (algroup)                                              11,059
                     705     Credit Suisse Group                                                            140,132
                      14     Holderbank Financiere Glarus AG, Class B                                        19,167
                      20     Lonza AG                                                                        12,159
                     105     Nestle SA                                                                      192,354
                     170     Novartis AG                                                                    249,614
                       5     Roche Holding AG                                                                81,643
                      15     Roche Holding AG                                                               178,044
                      38     Schweizerische Rueckversicherungs-Gesellschaft                                  78,062
                     195     Swisscom AG                                                                     78,867
                     510     UBS AG                                                                         137,725
                     125     Zurich Allied AG                                                                71,281
                                                                                                  -----------------
                                                                                                          1,372,678
                                                                                                  -----------------

   United Kingdom - 19.69%
                   1,456     3i Group plc                                                                    25,988
                   3,600     Abbey National plc                                                              57,569
                   4,000     Allied Zurich plc                                                               47,134
                   1,639     Amvescap plc                                                                    19,062
                     700     Anglian Water plc                                                                6,422
                   2,500     Arjo Wiggins Appleton plc                                                        8,177

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

                                                                                                         Market
       Shares                                                                                            Value
       ------                                                                                            -----
   United Kingdom - (Continued)
                     464     ARM Holdings plc                                                     $          31,307
                   4,401     AstraZeneca Group plc                                                          182,557
                   2,700     BAA plc                                                                         18,972
                   3,707     Barclays plc                                                                   106,705
                   2,000     Bass plc                                                                        24,892
                   1,100     BBA Group plc                                                                    9,071
                   8,977     BG Group plc                                                                    58,002
                   1,900     Blue Circle Industries plc                                                      11,041
                   1,200     BOC Group plc                                                                   25,780
                   2,300     Boots Co. plc                                                                   22,365
                  47,956     BP Amoco plc                                                                   482,209
                   7,481     British Aerospace plc                                                           49,545
                   2,700     British Airways plc                                                             17,620
                   5,600     British American Tobacco plc                                                    31,818
                   1,300     British Land Co. plc                                                             8,562
                   4,400     British Sky Broadcasting Group plc                                              70,824
                  15,900     British Telecommunications plc                                                 388,588
                   1,121     Bunzl plc                                                                        6,175
                     416     Burmah Castrol plc                                                               7,896
                   5,200     Cadbury Schweppes plc                                                           31,414
                   1,600     Carlton Communications plc                                                      15,584
                  10,170     Centrica plc                                                                    28,830
                   3,300     CGU plc                                                                         53,172
                   1,700     Compass Group plc                                                               23,341
                   5,100     Corus Group plc                                                                 13,263
                   8,500     Diageo plc                                                                      68,376
                   1,062     Dixons Group plc                                                                25,543
                   1,059     Electrocomponents plc                                                           11,718
                   2,000     EMI Group plc                                                                   19,626
                   1,400     FKI plc                                                                          5,518
                   1,800     GKN plc                                                                         28,349
                   9,000     Glaxo Wellcome plc                                                             254,410
                   4,600     Granada Group plc                                                               46,626
                   2,600     Great Universal Stores plc                                                      15,203
                     274     Hagemeyer NV                                                                     6,345
                   5,547     Halifax Group plc**                                                             61,511
                     712     Hammerson plc                                                                    4,928
                   1,700     Hanson plc                                                                      14,252
                   2,107     Hays plc                                                                        33,558
                   3,000     Hilton Group plc                                                                 9,607
                  21,133     HSBC Holdings plc                                                              294,595
                     900     IMI plc                                                                          4,078
                   1,900     Imperial Chemical Industries plc                                                20,118
                   9,370     Invensys plc                                                                    51,006
                     539     Johnson Matthey plc                                                              5,681
                   4,900     J Sainsbury plc                                                                 27,643
                   3,500     Kingfisher plc                                                                  38,840
                     140     Kvaerner ASA, Class A**                                                          2,952
                   1,400     Land Securities plc                                                             15,694
                   3,000     LASMO plc                                                                        5,742
                  13,200     Legal & General Group plc                                                       35,928
                  13,435     Lloyds TSB Group plc                                                           168,079
                     994     Logica plc                                                                      25,529
                   6,721     Marconi Ord                                                                    118,769
                   7,300     Marks & Spencer plc                                                             34,756
                   3,000     Mediaset SpA**                                                                  46,656
                   1,100     MEPC plc                                                                         7,880

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31,1999
                            Statement of Net Assets

                                                                                                         Market
            Shares                                                                                       Value
            ------                                                                                       -----
   United Kingdom - (Continued)
                   1,500     Misys plc                                                            $          23,381
                   3,800     National Grid Group plc                                                         28,911
                   3,200     National Power plc                                                              18,531
                     353     Ocean Group plc                                                                  6,717
                      70     OMV AG                                                                           6,804
                   1,500     Pearson plc                                                                     48,556
                   1,600     Peninsular and Oriental Steam Navigation Co.                                    26,698
                     150     Pernod Ricard                                                                    8,582
                     700     Provident Financial plc                                                          7,689
                   4,815     Prudential Corp. plc                                                            94,888
                   1,000     Racal Electronics plc                                                            9,070
                   1,300     Railtrack Group plc                                                             21,839
                   1,900     Rank Group plc                                                                   6,061
                   2,900     Reed International plc                                                          21,712
                   7,300     Rentokil Initial plc                                                            26,620
                   3,511     Reuters Group plc                                                               48,178
                   2,700     Rio Tinto plc                                                                   65,202
                     700     RMC Group plc                                                                    9,441
                      53     Rolls-Royce plc**                                                                  183
                   2,185     Royal Bank of Scotland Group plc                                                38,753
                   3,030     Sage Group plc                                                                  36,977
                     800     Schroders plc                                                                   16,101
                   3,100     Scottish Power plc                                                              23,485
                   1,127     Sema Group plc                                                                  20,280
                   1,015     Slough Estates plc                                                               5,796
                  13,800     SmithKline Beecham plc                                                         176,100
                     800     Smiths Industries plc                                                           11,727
                   3,500     Stagecoach Holdings plc                                                          8,282
                     496     Tarmac plc                                                                       4,595
                   1,200     Tate & Lyle plc                                                                  7,870
                  16,900     Tesco plc                                                                       51,390
                     900     Thames Water plc                                                                11,223
                   1,300     TI Group plc                                                                     9,660
                     595     Unigate plc                                                                      2,931
                   7,190     Unilever plc                                                                    52,902
                   1,400     United Utilities plc                                                            14,552
                  89,147     Vodafone AirTouch plc                                                          441,717
                   1,900     Williams plc                                                                     8,685
                   1,500     Wolseley plc                                                                    11,061
                   1,875     WPP Group plc                                                                   29,706
                                                                                                  -----------------
                                                                                                          4,856,257
                                                                                                  -----------------

                             Total Common Stock (Cost $20,066,975)                                       24,435,141
                                                                                                  -----------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets

            Shares                                                                                      Market
                                                                                                         Value
                                                                                                         -----
   PREFERRED STOCK - 0.46%
   Australia - 0.16%
                   4,532     News Corp., Ltd.                                                                38,827
                                                                                                  -----------------

   Germany - 0.28%
                     100     SAP AG- Vorzug (Systeme, Anwendungen, Produkte in der                           60,234
                             Datenverarbeitung)
                     250     Volkswagen AG                                                                    8,007
                                                                                                  -----------------
                                                                                                             68,241
                                                                                                  -----------------

   Italy - 0.02%
                     400     Fiat SpA                                                                         5,782
                                                                                                  -----------------

                             Total Preferred Stock (Cost $79,477)                                           112,850
                                                                                                  -----------------

   RIGHTS - 0.01%
   United Kingdom - 0.01%
                     910     British Aerospace plc                                                            1,448
                                                                                                  -----------------

                             Total Rights (Cost $1,451)                                                       1,448
                                                                                                  -----------------

   SHORT TERM INVESTMENTS - 0.11%
                  28,152     Bank of New York Cash Reserves, 4.35%                                           28,152
                                                                                                  -----------------


                             Total Short Term Investments (Cost $28,152)                                     28,152
                                                                                                  -----------------

         Principal
        Amount (b)
        ----------
   CORPORATE BONDS - 0.03%
   United Kingdom - 0.03%
               GBP 1,293     BG Transco Holdings plc,                                                         2,084
                             7.06% due 12/14/2009
                   1,293     BG Transco Holdings plc,                                                         2,101
                             4.19% due 12/14/2022
                   1,293     BG Transco Holdings plc,                                                         2,041
                                                                                                  -----------------
                             7.00% due 12/16/2024

                             Total Corporate Bonds (Cost $6,287)                                              6,226
                                                                                                  -----------------

                             TOTAL INVESTMENTS - 99.66%
                             (Cost $20,182,342*)                                                  $      24,583,817

                             CASH AND OTHER ASSETS, NET OF LIABILITIES  - 0.34%                              82,966
                                                                                                  -----------------

                             NET ASSETS -100.00%                                                  $      24,666,783
                                                                                                  =================


                             NET ASSETS consist of:
                             Undistributed net investment income (a)                              $          (3,415)
                             Accumulated net realized gain on investments                                    85,707
                             Net unrealized appreciation of investments and foreign currency              4,400,470
                             transactions
                             Paid-in capital                                                             20,184,021
                                                                                                  -----------------

                             Total Net Assets                                                     $      24,666,783
                                                                                                  =================

                             NET ASSET VALUE, offering price and redemption price per share       $           12.24
                                                                                                  =================

                             Number of Portfolio shares outstanding                                       2,015,101
                                                                                                  =================


                             *   Cost for Federal income tax purposes is $20,182,386 and net unrealized appreciation consists of:
                                  Gross unrealized appreciation                                   $       5,701,318
                                  Gross unrealized depreciation                                          (1,299,887)
                                                                                                  -----------------
                                    Net unrealized appreciation                                   $       4,401,431
                                                                                                  =================

                             **  Non-income producing security
                             (a) Undistributed net investment income includes net realized gains (losses) on foreign currency transactions.  Net realized gains on foreign currency transactions are distributed as net investment income in accordance with provisions of the Internal Revenue Code.
                             (b) Principal amount is stated in the currency of the country in which the security is denominated.

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                               December 31, 1999
                            Statement of Net Assets


At December 31, 1999, sector diversification of the Portfolio was as follows:

                                                                    % OF
SECTOR DIVERSIFICATION                                           NET ASSETS
----------------------                                           ----------
LONG TERM INVESTMENTS:
Aerospace                                                            0.21%
Airlines                                                             0.51%
Automotive                                                           3.87%
Banking                                                             10.14%
Broadcasting & Publishing                                            2.36%
Chemicals                                                            2.50%
Computer Services                                                    4.19%
Construction                                                         2.17%
Diversified Operations                                               5.38%
Electronics                                                          7.89%
Energy                                                               1.92%
Entertainment & Leisure                                              0.43%
Financial Services                                                   4.62%
Food & Beverages                                                     4.40%
Health & Personal Care                                               1.02%
Hotels & Motels                                                      0.18%
Insurance                                                            5.32%
Machinery & Engineering Services                                     1.44%
Manufacturing                                                        1.11%
Metals & Mining                                                      1.48%
Oil                                                                  3.71%
Paper Products                                                       0.51%
Pharmaceuticals                                                      5.93%
Real Estate                                                          1.28%
Retail                                                               2.95%
Security Services                                                    0.51%
Telecommunications                                                  18.62%
Transportation                                                       1.77%
Utility                                                              3.13%
                                                                  -------
Total Long Term Investments                                         99.55%
Total Short Term Investments                                         0.11%
Other Assets & Liabilities (Net)                                     0.34%
                                                                  -------
NET ASSETS                                                         100.00%
                                                                  =======

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                               Money Market Fund

Economic momentum is strong coming into 2000. The Commerce Department reported that the economy grew at an annualized rate of 5.8% last quarter. For the third year in a row, the economy grew 4% or more. Additionally, there are numerous signs that inflation is edging higher. Payroll employment increased by a very strong 387,000 jobs in January, and the unemployment rate edged down to 4.0%. The Employment Cost Index showed the cost of employee benefits rising faster than wages in the fourth quarter, pushed up by higher prices for medical insurance. Orders for durable goods jumped more than 4% in December, and purchasing managers are reporting higher costs of materials, at the highest rate in five years. Prices of oil products moved up sharply this winter. Higher oil prices are working into airline fares and trucking rates. Housing was the only sector that appeared to suffer at all from rising interest rates in 1999. However, housing starts and new home sales both moved higher in December, and housing activity remains near peak levels. The CPI, PPI, and GDP Price Deflator all accelerated modestly in 1999.

30 Day Commercial Paper Rates

Date                 Rate
Feb-99               4.80
Mar-99               4.75
Apr-99               4.80
May-99               5.00
Jun-99               5.10
Jul-99               5.15
Aug-99               5.28
Sep-99               5.28
Oct-99               5.42
Nov-99               5.37
Dec-99               5.44

As anticipated, the Federal Reserve raised short-term interest rates by another 25 basis points (the fourth time in this cycle) on February 2. Banks followed by raising prime lending rates. We expect the Federal Reserve to continue pushing up interest rates until the economy slows and unemployment moves higher. We project economic growth to remain strong (i.e. averaging above 3%, and probably well above) at least through the summer of 2000. Frankly, we do not see anything on the horizon that will significantly dampen growth. Therefore it is likely that the Fed will keep on pushing up short-term interest rates through much of the year.

Net assets for the Sage Money Market Fund ending 12/31/99 were $2.086 million, slightly higher than the net assets reported on 9/30/99 of $2.061 million. At year-end, the portfolio consisted of high quality commercial paper having a weighted-average maturity of 24 days. This is a reduction of 19 days relative to 9/30/99. During the same timeframe, the 30-day yield increased 58 basis points to 5.34%. Relative performance remained positive at a monthly average of 15 basis points during the period.


               30 Day Relative Yield

Month           Sage MM Fund            IBC MM Index
Mar-99              4.28                    4.23
Apr-99              4.28                    4.21
May-99              4.25                    4.19
Jun-99              4.28                    4.23
Jul-99              4.45                    4.36
Aug-99              4.59                    4.47
Sep-99              4.76                    4.62
Oct-99              4.86                    4.73
Nov-99              4.93                    4.88
Dec-99              5.34                    5.08

                          Sage Life Investment Trust
                               Money Market Fund
                               December 31, 1999
                            Statement of Net Assets

       Principal                                                                       Market
         Amount                                                                         Value
----------------------                                                            -----------------
COMMERCIAL PAPER -  99.56%
$           100,000  Allergan, Inc.,
                     6.05% due 01/18/2000+                                        $          99,719
            100,000  Baltimore Gas & Electric,
                     5.98% due 01/14/2000+                                                   99,788
            100,000  Bayshore Fuel Co.,
                     6.15% due 01/14/2000+                                                   99,781
            100,000  Bell Atlantic Network FDG,
                     5.90% due 01/19/2000+                                                   99,710
            100,000  British Telecommunication plc,
                     6.61% due 01/18/2000+                                                   99,693
            100,000  Coca-Cola Co.,
                     5.98% due 01/25/2000+                                                   99,609
            100,000  Cogentrix of Richmond,
                     6.52% due 01/31/2000+                                                   99,467
            100,000  Cooperative Association Tractor,
                     6.40% due 01/14/2000+                                                   99,772
            100,000  Cooper River Funding, Inc.,
                     6.24% due 01/25/2000+                                                   99,591
            100,000  Countrywide Home Loans, Inc.,
                     6.18% due 01/21/2000+                                                   99,663
            100,000  General Electric Capital Corp.,
                     5.97% due 03/14/2000+                                                   98,820
            100,000  General Motors Acceptance Corp.,
                     6.02% due 02/11/2000+                                                   99,328
            100,000  Golden Peanut Co.,
                     5.80% due 02/14/2000+                                                   99,306
            100,000  GTE Funding, Inc.,
                     6.00% due 01/18/2000+                                                   99,721
            100,000  Hasbro, Inc.,
                     5.41% due 01/10/2000+                                                   99,867
            100,000  Moat Funding LLC,
                     6.83% due 01/26/2000+                                                   99,535
             85,000  MPF Ltd.,
                     6.90% due 01/28/2000+                                                   84,568
            100,000  Progress Capital Holdings,
                     5.99% due 01/11/2000+                                                   99,836
            100,000  Grainger (WW), Inc.,
                     6.56% due 01/18/2000+                                                   99,695
            100,000  Walt Disney Co.,
                     5.75% due 01/18/2000+                                                   99,733
            100,000  Zions Bancorporation,
                     6.25% due 01/18/2000+                                                   99,710
                                                                                  -----------------

                     Total Commercial Paper (Cost $2,076,912)                             2,076,912
                                                                                  -----------------

                          Sage Life Investment Trust
                               Money Market Fund
                               December 31, 1999
                            Statement of Net Assets


                                                                                         Market
         Shares                                                                           Value
----------------------                                                             -------------------
SHORT TERM INVESTMENTS - 0.49%
             10,127  Bank of New York Cash Reserves, 4.35%                         $            10,127
                                                                                   -------------------

                     Total Short Term Investments (Cost $10,127)                                10,127
                                                                                   -------------------

                     TOTAL INVESTMENTS -  100.05%
                     (Cost $2,087,039*)                                            $         2,087,039

                     LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.05%)                          (970)
                                                                                   -------------------

                     NET ASSETS - 100.00%                                          $         2,086,069
                                                                                   ===================


                     NET ASSETS consist of:
                     Paid-in capital                                               $         2,086,069
                                                                                   -------------------

                     Total Net Assets                                              $         2,086,069
                                                                                   ===================

                     NET ASSET VALUE, offering price and redemption price          $              1.00
                     per share
                                                                                   ===================

                     Number of Portfolio shares outstanding                                  2,086,069
                                                                                   ===================


                     * Aggregate cost for Federal income tax purposes.
                     + Rate represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                           Statements of Operations
                    For the Period Ended December 31, 1999


                                                                           S&P 500                EAFE              Money Market
                                                                      Equity Index Fund*    Equity Index Fund**         Fund*
                                                                      ------------------    -------------------     ------------
Investment Income:
  Dividends (net of foreign withholding taxes of $0, $27,711,
  $0, respectively)                                                         $   59,887            $    305,010                 -
  Interest                                                                       4,640                  12,075            93,796
                                                                            ----------            ------------        ----------
    Total investment income                                                     64,527                 317,085            93,796
                                                                            ----------            ------------        ----------

Expenses:
  Investment advisory fees (Note 2)                                             25,731                 147,509            11,635
  Professional fees                                                              5,707                  19,996             2,184
  Insurance expense                                                                842                   2,950               322
  Trustees' fees and expenses                                                    1,263                   4,425               483
                                                                            ----------            ------------        ----------
  Total expenses                                                                33,543                 174,880            14,624

  Waiver/reimbursement of investment advisory fees (Note 2)                     (7,813)                (27,371)           (2,989)
                                                                            ----------            ------------        ----------
  Net expenses                                                                  25,730                 147,509            11,635
                                                                            ----------            ------------        ----------

  Net investment income                                                         38,797                 169,576            82,161
                                                                            ----------            ------------        ----------

Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
  Net realized gain on investments                                              31,130                 117,914                 -
  Net realized loss on foreign currency transactions                                 -                 (25,759)                -

  Net change in unrealized appreciation of investments and
   foreign currency transactions                                               870,197               4,400,470                 -
                                                                            ----------            ------------        ----------
  Net realized and unrealized gain of investments and
   foreign currency transactions                                               901,327               4,492,625                 -
                                                                            ----------            ------------        ----------
Net Increase in Net Assets Resulting from Operations                        $  940,124            $  4,662,201        $   82,161
                                                                            ==========            ============        ==========

* The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
** The EAFE Equity Index Fund commenced operations on March 22, 1999.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                      Statements of Changes in Net Assets
                    For the Period Ended December 31, 1999

                                                                         S&P 500                 EAFE             Money Market
                                                                    Equity Index Fund*    Equity Index Fund**         Fund*
                                                                    ------------------    -------------------     ------------
Operations:
   Net investment income                                                  $    38,797           $     169,576     $     82,161
   Net realized gain on investments and foreign currency
    transactions                                                               31,130                  92,155                -
   Net change in unrealized appreciation of investments and
    foreign currency transactions                                             870,197               4,400,470                -
                                                                          -----------           -------------     ------------
   Net increase in net assets resulting from operations                       940,124               4,662,201           82,161
                                                                          -----------           -------------     ------------

Distributions:
   Dividends to shareholders from net investment income                       (38,797)               (147,232)         (82,161)
   Distributions to shareholders from net realized gains on
    investments                                                               (17,502)                (32,207)               -
                                                                          -----------           -------------     ------------

   Total Distributions                                                        (56,299)               (179,439)         (82,161)
                                                                          -----------           -------------     ------------

Capital Share Transactions:
   Proceeds from sale of shares                                                43,065                   7,228          249,779
   Shares issued in reinvestment of
    dividends and distributions                                                56,299                 179,440           82,161
   Cost of shares redeemed                                                    (15,912)                 (2,647)        (245,871)
                                                                          -----------           -------------     ------------

   Net increase in net assets resulting from capital share
    transactions                                                               83,452                 184,021           86,069
                                                                          -----------           -------------     ------------
   Net increase in net assets                                                 967,277               4,666,783           86,069
   Net assets at beginning of period                                      $ 5,000,000           $  20,000,000     $  2,000,000
                                                                          -----------           -------------     ------------

   Net assets at end of period
    (including undistributed net investment income of
    $0, $22,345, and $0, respectively)                                    $ 5,967,277           $  24,666,783     $  2,086,069
                                                                          ===========           =============     ============

Capital Share Transactions:
   Shares sold                                                                  4,147                     698          249,779
   Shares issued in reinvestment of dividends and distributions                 4,787                  14,660           82,161
   Shares repurchased                                                          (1,477)                   (257)        (245,871)
                                                                          -----------           -------------     ------------

   Net increase in shares from capital share transactions                       7,457                  15,101           86,069
                                                                          ===========           =============     ============

   Shares at beginning of period                                              500,000               2,000,000        2,000,000
                                                                          ===========           =============     ============

* The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
** The EAFE Equity Index Fund commenced operations on March 22, 1999.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                             Financial Highlights
                    For the Period Ended December 31, 1999

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.


                                                                       S&P 500                   EAFE              Money Market
                                                                  Equity Index Fund*      Equity Index Fund**          Fund*
                                                                  ------------------      -------------------      ------------
Net Asset Value, Beginning of Period                                   $  10.00                $ 10.00               $   1.00
                                                                       --------                -------               --------

Operations:
   Net investment income                                                   0.08                   0.08                   0.04
   Net realized and unrealized gain on investments and foreign             1.79                   2.25                      -
                                                                       --------                -------               --------
   currency transactions
   Total from Investment Operations                                        1.87                   2.33                   0.04
                                                                       --------                -------               --------

Distributions to Shareholders:
   Dividends from net investment income                                   (0.08)                 (0.07)                 (0.04)
   Distributions from net realized gains on investments                   (0.03)                 (0.02)                     -
                                                                       --------                -------               --------
   Total Distributions                                                    (0.11)                 (0.09)                 (0.04)
                                                                       --------                -------               --------

Net Asset Value, End of Period                                         $  11.76                $ 12.24               $   1.00
                                                                       ========                =======               ========

Total Return****                                                          18.72%                 23.30%                  4.03%

Ratios/Supplemental Data:***
   Net Assets, end of period (in thousands)                            $  5,967                $24,667               $  2,086
   Ratio of Net Investment Income to Average Net Assets
     Before waiver/reimbursement of investment advisory fees               0.66%                  0.86%                  4.43%
     After waiver/reimbursement of investment advisory fees                0.83%                  1.03%                  4.60%
   Ratio of Expenses to Average Net Assets
     Before waiver/reimbursement of investment advisory fees               0.72%                  1.07%                  0.82%
     After waiver/reimbursement of investment advisory fees                0.55%                  0.90%                  0.65%
   Portfolio Turnover                                                         3%                    10%                   N/A

* The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
**   The EAFE Equity Index Fund commenced operations on March 22, 1999.
***  All ratios have been annualized.
**** Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                         Notes To Financial Statements
                               December 31, 1999


1. Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of three series: S&P 500 Equity Index Fund ("S&P 500 Fund"), EAFE Equity Index Fund ("EAFE Fund" and together with the S&P 500 Fund, the "Index Funds"), and the Money Market Fund (together with the Index Funds, the "Funds" and each individually, a "Fund"). The S&P 500 Fund and the Money Market Fund commenced investment operations on February 19, 1999. The EAFE Fund commenced investment operations on March 22, 1999. Shares of the Funds are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The S&P 500 Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") before the deduction of fund expenses. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the S&P 500 Index.

The EAFE Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index") before the deduction of fund expenses. The EAFE Index is a market capitalization-weighted equity index. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the EAFE Index.

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic financial and market analysis and investment judgement. Instead, the Index Funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective indexes through statistical procedures.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Fund also intends to maintain a share price of $1.00. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances and commercial paper. The Fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements. The Fund maintains an average dollar-weighted portfolio maturity of 90 days or less.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Valuation: The Index Funds' investments, which are traded on recognized domestic or foreign exchanges or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued

                          Sage Life Investment Trust
                         Notes To Financial Statements
                               December 31, 1999


based on the closing price of the security traded on that exchange prior to the time when the Funds' assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

The Money Market Fund's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Foreign currency: Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at the rate of exchange prevailing when accrued.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation/(depreciation) on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Futures Contracts: The Index Funds may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Index Funds' investments in financial futures contracts are designed to closely replicate the benchmark index used by the Funds. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Index Funds may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an

                          Sage Life Investment Trust
                         Notes To Financial Statements
                               December 31, 1999

investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Federal Income Taxes: Each Fund is a separate entity for federal income tax purposes. No provisions for federal income taxes have been made since each Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Index Fund distributes capital gains and income dividends annually and the Money Market Fund declares income dividends, daily and pays them monthly. All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value, in that respective Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Risks Associated with Foreign Securities: The risks of investing in foreign securities include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in these countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.

                          Sage Life Investment Trust
                         Notes To Financial Statements
                               December 31, 1999

Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions. This may create substantial delays and settlement failures that could adversely affect a Fund's performance.

Adverse political, economic or social developments in the countries in which the Fund has invested could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


2.  Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Funds. In connection with its role as investment manager of the Funds, Sage pays all the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including Fund counsel fees), and extraordinary expenses. As compensation for services rendered, the Funds pay Sage a monthly fee based on a percentage of the average daily net assets of each Fund at the following annual rates: S&P 500 Fund - 0.55%; EAFE Fund - 0.90%; Money Market Fund - 0.65%.

Sage has agreed to waive a portion of its management fees for the Funds until April 30, 2000. With such waivers, the Funds will pay the following management fees to Sage: S&P 500 Fund - 0.38%; EAFE Fund - 0.73%; Money Market Fund - 0.48%.

Sage has retained the services of State Street Global Advisors to serve as the investment adviser to the Index Funds, and has retained the services of Conning Asset Manangement to serve as the investment adviser to the Money Market Fund. As compensation for the advisers' services and the related expenses they incur with respect to each Fund, Sage pays the applicable adviser a fee, computed daily and payable monthly (quarterly with respect to the Money Market Fund), equal on an annual basis with respect to each Fund's average daily net assets as follows:

   S&P 500 Fund: 0.05% of the first $50 million of assets under management, 0.04% of the next $50 million of assets under management, and 0.02% on amounts in excess of $100 million of assets under management with a minimum annual fee of $50,000.

                          Sage Life Investment Trust
                         Notes To Financial Statements
                               December 31, 1999

   EAFE Fund: 0.15% of the first $50 million of assets under management, 0.10% of the next $50 million of assets under management, and 0.08% on amounts in excess of $100 million of assets under management with a minimum annual fee of $65,000.

   Money Market Fund: 0.15% of the first $100 million of assets under management, 0.10% of the next $200 million of assets under management, and 0.075% on amounts in excess of $300 million of assets under management.


3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended December 31, 1999 were as follows:

                                      Purchases         Sales
S&P 500 Fund ......................  $ 5,176,123     $  154,975
EAFE Fund...........................  22,151,546       2,073,326

4. Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the S&P 500 Fund during the fiscal year ended December 31, 1999, 80.61% qualify for the dividend received deduction available to corporate shareholders.

                        Report of Independent Auditors

To the Shareholders and Board of Trustees
Sage Life Investment Trust

We have audited the accompanying statements of net assets of Sage Life Investment Trust (comprising, respectively, the S&P 500 Equity Index Fund, EAFE Equity Index Fund, and Money Market Fund) (the "Funds") as of December 31, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds constituting Sage Life Investment Trust at December 31, 1999, and the results of their operations, changes in their net assets and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP
                                                  Ernst & Young LLP

February 4, 2000